    United States

                         Securities and Exchange Commission

                             Washington, D.C.  20549

                                  FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

                   Investment Company Act file number 811-06680

                                BHIRUD FUNDS INC.

               (Exact Name of Registrant as Specified in Charter)

                           c/o Bhirud Associates, Inc.

                      6 Thorndal Circle, Suite 205, Darien, CT 06820

             (Address of Principal Executive Offices)     (Zip code)

     Telephone Number, including Area Code: (203) 662 - 6659

                                  SURESH BHIRUD

                             Bhirud Associates, Inc.

                       6 Thorndal Circle,Suite 205, Darien, CT 06820

                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: January 31, 2008

Form N-CSR is to be used by management investment companies

to file reports with the Commission not later than 10 days

after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1

under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commission may use the information provided on Form N-

CSR in its regulatory, disclosure review, inspection and

policymaking roles.

A registrant is required to disclose the information

specified by Form N-CSR, and the Commission will make this

information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR

unless the Form displays a currently valid Office of

Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information

collection burden estimate and any suggestions for reducing

the burden to Secretary, Securities and Exchange Commission,

450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB

has reviewed this collection of information under the

clearance requirements of 44 U.S.C. 3507.

Item 1.  Report to Stockholders.

The Apex Mid Cap Growth Fund

Semi-Annual Report

January 31, 2008

(Unaudited)

The Apex Mid Cap Growth Fund

C/o Bhirud Funds Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

  Telephone  (203) 662-6659, www.apexfund.net

                                           SEMI-ANNUAL REPORT Dated January 31st, 2008

March 10, 2008

Management's Discussion of Fund Performance

We have adopted a significantly cautious approach to investing since August 2007, as we have been concerned with rising volatility in the stock market.  We have maintained a healthy amount of cash from time to time during the last 6 months of our fiscal year.  As a result, we have paired down on many of our holdings.  However, some of our core holdings are intact.

One of our core holdings for some time has been TiVo Inc. (TIVO).  TiVo has not performed to our expectation over the last several years.  We expect TiVo to start performing in the future as the company is making strategic alliances with cable companies and is likely to win a lawsuit that protects its key patent.

A second core holding is CMGI Inc. (CMGI).  This has been one of our largest holdings for years and has yet to perform to our expectations.  But, in our view, the stock is cheap relative to cash on the balance sheet and relative to the earnings growth.

Our current holdings, as usual, are highly diversified.  Broadly speaking, we are invested in biotechnology, technology, security brokerage firms, service industry, and telecom equipment.

We remain concerned with the increasing volatility of the stock market in general.  Both economic growth and corporate earnings have been strong in 2007, largely as global economic growth remains healthy.  However as we enter 2008, credit markets are increasingly under strain.  Rising default rates for mortgages and spreading bankruptcies are like a virus to financial instruments across the board.  As we go to press, a number of highly leveraged hedge funds are collapsing.  Many state and local government entities are having problems financing debt.  Mortgage foreclosure rates are increasing.  Credit spreads are widening.

Going forward, both stock and bond markets face risk on several fronts.  The housing cycle remains in a downtrend.  Consumers are highly leveraged and this could ultimately affect big-ticket items, primarily auto sales.  The rising credit spreads are also likely to increase the cost of borrowing for consumers.

We also see indications that the economic growth is slowing.  Our hope is that the Federal Reserve Board (FRB) will continue to cut interest rates and supply adequate financial liquidity to the banking system.

Overall we see a difficult and volatile environment for stocks, with modest up trend.  We hope to preserve capital by remaining cautious and by focusing on companies that are less likely to be affected by an economic slowdown, as well as companies that have visibility of earnings.

Sincerely,

Suresh L. Bhirud, CFA

Chairman

Performance : The Bottom Line

                                         The Apex Mid Cap Growth Fund

The line graph below shows how a $10,000 investment in the Fund made on December 23,1992 (the date the fund began to invest in assets other than cash or cash equivalents in accordance with its investment objectives) would have become $2,598 (as of January 31, 2008).  The line graph shows how this compares to the broad-based Standard & Poor’s 500 Index and the Fund’s bench mark, the Standard & Poor’s MidCap 400 Index, over the same period.

The Apex Mid Cap Growth Fund (BMCGX)
BMCGX
S&P500 INDEX
S&P400 INDEX
72,000
64,000
56,000
48,000
40,000
32,000
24,000
16,000
8,000
0
$62,788
$41,523
$2,598
19921223
19930730
19940131
19940729
19950131
19950731
19960131
19960731
19970131
19970731
19980130
19980731
19990129
19990730
20000131
20000731
20010131
20010731
20020131
20020731
20030131
20030731
20040130
20040731
20050131
20050731
20060131
20060731
20070131
20070731
20080131

Performance Comparison (Average Annual Total Returns) - For the periods ended
1/31/2008

	6 Months	1 Year	5 Years	10 Years
Apex Mid Cap Growth Fund	-13.33% **	-10.34%	+9.92%	-10.88%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	-4.32% **	-2.31%	+12.03%	+5.14%
S&P Mid Cap (reflects no deduction for fees, expenses, or taxes)	-5.44% **	-2.23%	+15.40%	+10.69%

** Not annualized.

All Fund performance numbers represent past performance numbers, and are no guarantee of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.

SUMMARY OF FUND’S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 through January 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

See accompanying Notes to Financial Statements

Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (*)
	August 1, 2007	January 31, 2008	August 1, 2007 - January 31, 2008

Actual (-13.33% return**)	$ 1,000	$866.67	$38.39
Hypothetical***	$ 1,000	$984.07	$40.81

*     Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period.     The annualized expense ratios for the Fund were 8.16%.

**   Returns are with expenses and not annualized.

*** Assumes a 5% annual return before expenses.

* Net Cash represents other assets less liabilities

The above chart gives a visual breakdown of the Fund by the Industry Sectors the underlying securities represent as a percentage of the portfolio of investments.

See accompanying Notes to Financial Statements

THE APEX MID CAP GROWTH FUND
Schedule of Investments Report Date January 31, 2008 (Unaudited)

	CO. Name	Shares	% MV	Market Value

	Imclone Systems, Inc. *	400		17,388
Total	Biological Products (No Diagnostics Substances)		6.29%	17,388

	Tivo, Inc. *	3,000		26,310
Total	Cable & Other Pay Television Services		9.52%	26,310

	Western Digital Corp. *	300		7,935
Total	Computer Storage Devices		2.87%	7,935

	Cityview Corp. Ltd. (Austrialia) *	10,000		1,600
	GSV, Inc. *	200		24
Total	Crude Petroleum & Natural Gas		0.59%	1,624

	VPGI Corp. *	170		37
Total	Household Audio & Video Equipment		0.01%	37

	Monogram Biosciences, Inc. *	3,000		4,020
Total	In Vitro & In Vivo Diagnostic		1.45%	4,020

	Fuel Cell Energy Inc. *	1,200		10,092
Total	Miscellaneous Eletrical Machines		3.65%	10,092

	Taser International, Inc. *	900		10,341
Total	Ordnance & Accessories, (No Vehicles/Guided Missiles)		3.74%	10,341

	Vivus, Inc. *	8		48
	Millennium Pharmaceuticals, Inc. *	1,000		15,170
Total	Pharmaceutical Preparations		5.51%	15,218

	E Trade Financial Corp. *	300		1,491
Total	Savings Institutions, Federally Chartered		0.54%	1,491

	Knight Capital Group, Inc. *	300		5,025
	JPC Capital Partners, Inc. *	116		3
Total	Security Brokers, Dealers & Flotation Companies		1.82%	5,028

	Omnivision Technologies, Inc. *	300		4,248
	Verigy Ltd. (Singapore) *	12		251
Total	Semiconductors & Related Devices		1.63%	4,499

	CMGI, Inc. *	1,200		15,480
Total	Services - Business Services		5.60%	15,480

	CO. Name	Shares		Market Value

	Divx, Inc. *	250		3,563
	Napster, Inc. *	4,050		7,331
Total	Services - Computer Programming		3.94%	10,894

	Sohu Com, Inc. (China) *	200		9,306
Total	Services - Computer Programming, Data Preparation		3.37%	9,306

	Sify Ltd. (India) *	1,500		7,170
Total	Services - Computer Programming, Data Processing, Etc.		2.59%	7,170

	Edulink, Inc. *	27		13
Total	Services - Educational Services			13

	Diamond Hitts Production, Inc. *	9,000		1
Total	Services - Health Services			1

	Acclaim Entertainment, Inc. *	1,000		-
	CDC Corp. (China) *	2,000		8,360
Total	Services - Prepackaged Software		3.02%	8,360

	Research in Motion LTD. (Canada) *	100		9,388
	Ciena Corp.*	100		2,713
	Tellabs, Inc. *	500		3,410
	TPC Liquidation, Inc. *	200		-
Total	Telephone & Telegraph Apparatus		5.61%	15,511

	Hanarotelecom, Inc. (Korea) *	2		22
Total	Telephone Communications		0.01%	22

	TOTAL COMMON STOCK (Cost $361,813)		61.76%	170,740

	Ultrashort Basic Materials Proshares	250		10,885
	Ultrashort QQQ Proshare	300		14,691
	Ultrashort Russell 2000 Proshares	200		16,132
	Ultrashort S & P 500 Proshares	200		12,300
Total	Exchange Traded Funds (Cost 53,364)		19.54%	54,008

	TOTAL INVESTMENTS (Cost 415,177)		81.29%	224,748

			0.00%
	OTHER ASSETS (LESS LIABILITIES)		18.71%	51,715
			0.00%

	NET ASSETS		100.00%	276,463
	NET ASSETS VALUE PER SHARE			1.30
	OFFERING PRICE PER SHARE			1.30

* Non-income producing securities during the period.

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND
Statement of Assets and Liabilities For the Six Months Ended January 31, 2008 (Unaudited)

Assets:
Investment Securities at Value (Identified cost - $415,177)	$ 281,587
Prepaid Insurance Fees	258
Total Assets		$ 281,845
Liabilities:
Accrued Expenses	5,382
Total Liabilities		$ 5,382

Net Assets (Equivalent to $1.30 per share based on 213,480 shares outstanding)		$ 276,463

Composition of Net Assets:
Paid in Capital	$ 3,208,987
Accumulated Undistributed Net Investment Loss	(11,829)
Distribution in excess of accumulated Net Realized loss	(2,730,267)
Net Unrealized Depreciation of Investments	(190,428)
Net Assets	$ 276,463

Statement of Operations For the Six Months Ended January 31, 2008 (Unaudited)

Investment Income:
Dividends		$ 553
Expenses:
Investment Advisor (Note 4)	$ 1,519
Trustee Fees	3,025
Custodian	3,023
Fund Accounting	2,420
Audit	2,017
Transfer Agent	1,207
Distribution Fees 12b-1	380
Insurance	310
Fund Administration (Note 4)	304
Total Expenses		14,205
Expense Reimbursement/waived by Advisor (Note 4)		(1,823)
Net Expenses		12,382

Net Investment Income		(11,829)

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments		(3,749)
Change in Unrealized Depreciation on Investments		(25,644)
Net Realized and Unrealized Loss on Investments		(29,393)
Net Decrease in Net Assets Resulting from Operations		$ (41,222)

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND
Statement of Changes in Net Assets For Each Period
		(Unaudited)
		For the six months	For the year
		ended	ended
		January 31, 2008	July 31, 2007
Increase (Decrease) in Net Assets
Net Investment Income (Loss)		$ (11,829)	$ (23,699)
Net Realized Gain (Loss) on Investments		(3,749)	19,041
Net Unrealized Appreciation (Depreciation) of investments		(25,644)	51,881
Net Increase (Decrease) in Net Assets Resulting from Operations		(41,222)	47,223

Capital Share Transactions:
Shares Sold		-	11,902
Cost of Shares Redeemed		(7,677)	(28,622)
Decrease in Net Assets Due to Capital Share Transactions		(7,677)	(16,720)

Net Increase (Decrease) in Net Assets		(48,899)	30,503
Net Assets at Beginning of Period		325,362	294,859
Net Assets at End of Period		$ 276,463	$ 325,362

Financial Highlights For a Share Outstanding Throughout Each Period
	(Unaudited)
	For the six months	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended	ended
	January 31, 2008	July 31, 2007	July 31, 2006	July 31, 2005	July 31, 2004	July 31, 2003
Net Asset Value -
Beginning of Period	$ 1.50	$ 1.28	$ 1.37	$ 1.51	$ 1.65	$ 0.79
Net Investment Loss (a)	(0.05)	(0.11)	(0.10)	(0.10)	(0.02)	(0.09)
Net Gains or Losses on Securities
(realized and unrealized)	(0.15)	0.33	0.01	(0.04)	(0.12)	0.95
Total from Investment Operations	(0.20)	0.22	(0.09)	(0.14)	(0.14)	0.86

Distributions (From Net Investment Income)	0.00	0.00	0.00	0.00	0.00	0.00
Distributions (From Capital Gains)	0.00	0.00	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value -
End of Period	$ 1.30	$ 1.50	$ 1.28	$ 1.37	$ 1.51	$ 1.65
Total Return (b)	(13.33)%	17.19%	(6.57)%	(9.27)%	(8.48)%	108.86%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	276	325	295	455	1,036	817

Ratio of Expenses to Average Net Assets	8.16%	8.69%	7.96%	4.68%	3.35%	9.19%
Ratio of Net Income to Average Net Assets	-7.80%	-7.25%	-6.76%	-4.56%	-3.24%	-8.67%

Reimbursements/Waivers on Above - Ratios	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%

Portfolio Turnover Rate	136.27%	177.92%	338.70%	161.01%	189.97%	128.42%

(a) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (Unaudited)

1.

SIGNIFICANT ACCOUNTING POLICIES

Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio").  The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital.  The following is a summary of significant accounting policies followed by the Fund:

SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method.  Interest income (including amortization of premium and discount, when appropriate) is recorded as earned.  Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

2.

CAPITAL STOCK TRANSACTIONS

The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001).  Transactions in shares of common stock for the six months ended January 31, 2008 and year ended July 31, 2007 were as follows:

	For the Six Months Ended January 31,2008		For the Year Ended July 31, 2007
	Shares	Amount	Shares	Amount

Shares Sold	0	0	7,605	11,902
Shares Issued in Reinvestment of Dividends	0	0	0	0
Shares Redeemed	(5,273)	(7,677)	(19,429)	(28,622)
Net	(5,273)	(7,677)	(11,824)	(16,720)

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)

3.

INVESTMENTS

Purchases and sales of securities for the six months ended January 31, 2008 other than short-term securities, aggregated $354,458 and $416,855 respectively. The cost of securities is substantially the same for Federal income tax purposes. For Federal income tax purposes:

Aggregate Cost is $415,177

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$9,030	$(199,458)	$(190,428)

4.

INVESTMENT ADVISORY CONTRACT

The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor.  As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the six months ended January 31, 2008 the Advisor elected to defer the payment of Advisory fees payable in the amount of $ 1,519. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the six months ended January 31, 2008 the Administrator elected to defer the payment of Administrative service fees payable in the amount of $304.

From December 1, 1996, the U.S. Bank N.A. has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.

ORGANIZATION EXPENSES

The organizational expense was amortized over the first five years of the Fund's operations and is now zero going forward.

6.

DISTRIBUTION PLAN

The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 there under.  The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the six months ended January 31, 2008, the Fund has incurred distribution costs of $380 payable to Bhirud Associates, Inc.

7.

TRANSACTIONS WITH AFFILIATES

During the six months ended January 31, 2008 the Fund paid $1,950, brokerage commissions to Bhirud Associates, Inc.

THE APEX MID CAP GROWTH FUND

ADDITIONAL INFORMATION

FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on October 31 and April 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on June 20, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-877-289-2739 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-289-2739, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-289-2739 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-877-289-2739 to request a copy of the SAI or to make shareholder inquiries

Item 2.  Code of Ethics.

Not applicable to Semi-Annual Reports for the period

ended January 31, 2008.

Item 3.  Audit Committee Financial Expert.

Not applicable to Semi-Annual Reports for the period

ended January 31, 2008.

Item 4.  Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the Fund's Board of Trustees.

Item 10.  Controls and Procedures.

(a)  Based on an evaluation of the registrant's disclosure controls and procedures as of 1/31/2008 [within 90 days of filing date of this

Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded,

processed, summarized, and reported on a timely basis.

(b)  There were no significant changes in the

registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1)   Not applicable.

(a) (2)   Certification pursuant to Rule 30a-2(a) under the Investment

          Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3)   Not applicable.

(b)       Certification pursuant to Rule 30a-2(b) under the Investment

          Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of

1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                           Bhirud Funds Inc.

By /s/Suresh L. Bhirud

     Suresh L. Bhirud

     President and Treasurer

Date April 2, 2008